Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Preferred stock, shares authorized (in shares)	20,000,000.0
Inventories, net	$ 302,307	$ 300,312
Assets Held-for-sale, Not Part of Disposal Group, Current	43,023	72,229
Operating Lease, Right-of-Use Asset	502,104	455,328
Assets Held-for-sale, Not Part of Disposal Group, Noncurrent	$ 55,116	$ 59,015
Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	180,000,000	180,000,000
Common stock, shares issued (in shares)	40,092,260	18,250,225
Common stock, shares outstanding	40,092,260	18,250,225
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	1,250,000	1,886,667
Preferred stock, shares outstanding (in shares)	1,250,000	1,886,667